Provisions - Schedule of Current and Non-Current Provisions (Details) - CAD ($) $ in Millions	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Provisions [abstract]
Current provisions	$ 18.5	$ 20.0	$ 15.6
Non-current provisions	31.3	25.6	21.4
Provisions	$ 49.8	$ 45.6	$ 37.0